Form N-1A Supplement	Apr. 30, 2025
TappAlpha S&P 500 Growth & Daily Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	TappAlpha SPY Growth & Daily Income ETF (TSPY)
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated March 2, 2026
to the Prospectus and Summary Prospectus
dated April 30, 2025,
as supplemented from time to time

This Supplement provides notice of certain changes to the Fund’s name and 80% investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 to be effective on May 1, 2026. Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.

Fund Name Change

Effective May 1, 2026, the name of the Fund will change as follows:

Current Name:

TappAlpha SPY Growth & Daily Income ETF

New Name:

TappAlpha S&P 500 Growth & Daily Income ETF

The name change is intended to more accurately reflect the Fund’s investment focus on obtaining exposure to the S&P 500® Index, rather than exposure through a single exchange-traded fund.

Change to the Fund’s Investment Objective

Additionally, the Board of Trustees of ETF Opportunities Trust approved a revision to the Fund’s investment objective.

Effective May 1, 2026, the Fund’s investment objective will be revised as follows:

Current Investment Objective

The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the SPDR S&P 500 ETF Trust (“SPY”), subject to a limit on potential investment gains.

New Investment Objective
The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index.

The revised objective aligns the Fund’s name and investment policies with the Fund’s broader flexibility to obtain exposure to the S&P 500® Index through multiple exchange-traded funds or directly in the underlying constituents rather than a single ETF. The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation is not changing.

Change to the 80% Investment Policy

Currently, the Fund’s 80% investment policy provides:

Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments and economic interests that provide exposure to SPY.

Effective May 1, 2026 (60 days from the date of this Supplement), the Fund’s 80% investment policy will be revised to provide:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests, including through direct investments in equity securities, that provide exposure to the S&P 500® Index.

This revision aligns the 80% policy with the Fund’s new name and clarifies that the Fund may obtain S&P 500® Index exposure through one or more ETFs or other financial instruments, including through direct investment in equity securities that comprise the S&P 500® Index, rather than being limited solely to SPDR® S&P 500® ETF Trust (“SPY”).